Description Of Business And Basis Of Presentation (Details) (USD $)	0 Months Ended	1 Months Ended					1 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Aug. 30, 2013	Mar. 31, 2013	Mar. 31, 2014 store state	Dec. 31, 2013 state store	Aug. 31, 2013	Dec. 31, 2012	Oct. 31, 2009 North Dakota [Member] gal	Dec. 31, 2013 North Dakota [Member] gal	Mar. 31, 2014 Texas [Member] gal	Dec. 31, 2013 Texas [Member] gal
Description Of Business And Basis Of Presentation [Line Items]
Ownership percentage by parent	100.00%				0.00%	100.00%
Percentage of shares of stock distributed	100.00%
Stock conversion ratio	0.25
Number of states in which entity operates			23	23
Number of stations			1,214	1,203
Per annum production capacity of facility							110,000,000	135,000,000	105,000,000	105,000,000
Common stock shares issued		100	46,756,190	46,743,633
Common stock par value		$ 0.01	$ 0.01	$ 0.01
Proceeds from issuance of common stock		$ 1.00